Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2013	2014	2015	2016	2017	After 2017
Lease commitments	$184	$162	$132	$85	$74	$618